PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 99.1%
Common Stocks 97.3%
Brazil 4.7%
B3 SA - Brasil Bolsa Balcao	27,700	$303,154
Banco Bradesco SA	7,274	28,716
Banco do Brasil SA	4,800	29,591
Banco Santander Brasil SA, UTS	39,100	280,633
BB Seguridade Participacoes SA	54,700	276,729
Cia Siderurgica Nacional SA	3,800	21,121
Cosan SA	7,200	99,366
Petroleo Brasileiro SA	21,800	109,450
Sul America SA, UTS	1,600	11,718
Vale SA	37,932	610,778
WEG SA	23,500	359,926
		2,131,182
China 39.0%
Agile Group Holdings Ltd.	122,000	152,380
Alibaba Group Holding Ltd., ADR*	10,900	2,766,747
Anhui Conch Cement Co. Ltd. (Class H Stock)	35,000	206,690
Baidu, Inc., ADR*	2,800	658,056
Bank of China Ltd. (Class H Stock)	436,000	147,380
Beijing Enterprises Holdings Ltd.	2,500	8,196
BYD Co. Ltd. (Class H Stock)	4,500	136,828
Changchun High & New Technology Industry Group, Inc. (Class A Stock)	200	14,086
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (Class A Stock)	2,000	66,459
China CITIC Bank Corp. Ltd. (Class H Stock)	285,000	126,100
China Construction Bank Corp. (Class H Stock)	574,000	433,574
China Feihe Ltd., 144A	7,000	20,909
China Galaxy Securities Co. Ltd. (Class H Stock)	154,000	92,298
China Hongqiao Group Ltd.	325,500	288,190
China Life Insurance Co. Ltd. (Class H Stock)	133,000	280,948
China Medical System Holdings Ltd.	191,000	274,357
China Meidong Auto Holdings Ltd.	32,000	107,591
China Merchants Securities Co. Ltd. (Class A Stock)	2,600	10,394
China Minsheng Banking Corp. Ltd. (Class H Stock)	373,500	213,650
China National Building Material Co. Ltd. (Class H Stock)	191,000	228,492
China Overseas Land & Investment Ltd.	99,500	223,610
China Resources Cement Holdings Ltd.	58,000	63,981
China Resources Pharmaceutical Group Ltd., 144A	30,000	15,797
China Resources Power Holdings Co. Ltd.	12,000	12,700
China Shenhua Energy Co. Ltd. (Class H Stock)	169,000	313,087
China South Publishing & Media Group Co. Ltd. (Class A Stock)	50,200	73,089

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
China Tourism Group Duty Free Corp. Ltd. (Class A Stock)	2,289	$104,119
China Zheshang Bank Co. Ltd. (Class A Stock)	102,000	62,241
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	800	43,822
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)*	262,500	265,854
CSC Financial Co. Ltd. (Class A Stock)	11,500	71,202
CSPC Pharmaceutical Group Ltd.	49,200	50,141
Far East Horizon Ltd.	24,000	24,828
Focus Media Information Technology Co. Ltd. (Class A Stock)	41,600	69,964
GF Securities Co. Ltd. (Class H Stock)	64,000	93,517
Great Wall Motor Co. Ltd. (Class H Stock)	39,500	123,529
Greenland Holdings Corp. Ltd. (Class A Stock)	44,300	36,899
Guangdong Kinlong Hardware Products Co. Ltd. (Class A Stock)	2,800	74,685
Haidilao International Holding Ltd., 144A	17,000	143,151
Haitian International Holdings Ltd.	4,000	14,466
Hengan International Group Co. Ltd.	31,000	221,904
Huaxin Cement Co. Ltd. (Class A Stock)	13,900	42,185
Hunan Valin Steel Co. Ltd. (Class A Stock)	85,800	67,014
Industrial & Commercial Bank of China Ltd. (Class H Stock)	547,000	348,102
Industrial Bank Co. Ltd. (Class A Stock)	26,200	93,775
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	2,200	15,068
Intco Medical Technology Co. Ltd. (Class A Stock)	3,000	108,745
JD.com, Inc., ADR*	7,900	700,651
Jiangsu Hengli Hydraulic Co. Ltd. (Class A Stock)	6,956	126,199
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (Class A Stock)	11,100	47,718
Jiangxi Copper Co. Ltd. (Class H Stock)	7,000	11,540
Jinke Properties Group Co. Ltd. (Class A Stock)	7,800	8,392
Kaisa Group Holdings Ltd.*	211,000	97,494
KE Holdings, Inc., ADR*	4,500	265,950
Kweichow Moutai Co. Ltd. (Class A Stock)	200	65,463
Li Ning Co. Ltd.	5,500	34,493
Livzon Pharmaceutical Group, Inc. (Class A Stock)	7,600	41,819
Logan Group Co. Ltd.	55,000	82,511
Longfor Group Holdings Ltd., 144A	10,000	56,349
LONGi Green Energy Technology Co. Ltd. (Class A Stock)	5,200	86,663
Luxshare Precision Industry Co. Ltd. (Class A Stock)	9,229	75,639
Meituan (Class B Stock)*	14,900	681,624
Metallurgical Corp. of China Ltd. (Class A Stock)	160,000	69,815
Muyuan Foods Co. Ltd. (Class A Stock)	5,200	71,638
NetEase, Inc., ADR	200	22,998
New China Life Insurance Co. Ltd. (Class H Stock)	63,100	234,784
NIO, Inc., ADR*	5,700	324,900
Offcn Education Technology Co. Ltd. (Class A Stock)	11,700	71,944
Pinduoduo, Inc., ADR*	100	16,571

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	13,500	$158,590
Sany Heavy Industry Co. Ltd. (Class A Stock)	20,900	130,791
SF Holding Co. Ltd. (Class A Stock)	5,700	87,392
Shaanxi Coal Industry Co. Ltd. (Class A Stock)	44,500	69,975
Shandong Buchang Pharmaceuticals Co. Ltd. (Class A Stock)	5,200	17,870
Shanghai M&G Stationery, Inc. (Class A Stock)	800	11,667
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	10,400	16,052
Shanxi Xishan Coal & Electricity Power Co. Ltd. (Class A Stock)	36,900	27,544
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	1,400	97,400
Shimao Group Holdings Ltd.	7,000	20,258
Sinotruk Hong Kong Ltd.	48,500	151,202
Sunny Optical Technology Group Co. Ltd.	1,500	39,418
Tencent Holdings Ltd.	35,600	3,134,602
Tingyi Cayman Islands Holding Corp.	10,000	19,917
Uni-President China Holdings Ltd.	8,000	9,686
Vipshop Holdings Ltd., ADR*	12,600	345,492
Want Want China Holdings Ltd.	124,000	89,069
Weibo Corp., ADR*	400	18,232
Weichai Power Co. Ltd. (Class H Stock)	11,000	32,461
Wens Foodstuffs Group Co. Ltd. (Class A Stock)	17,560	46,112
Xiaomi Corp. (Class B Stock), 144A*	80,800	303,977
Yum China Holdings, Inc.	6,400	362,944
Zhongsheng Group Holdings Ltd.	49,500	290,733
Zoomlion Heavy Industry Science & Technology Co. Ltd. (Class H Stock)	7,200	9,866
Zoomlion Heavy Industry Science & Technology Co. Ltd. (Class A Stock)	54,400	104,652
		17,801,857
Colombia 0.0%
Bancolombia SA	1,330	11,515
Greece 0.0%
Hellenic Telecommunications Organization SA	1,240	18,048
Hong Kong 0.0%
Nine Dragons Paper Holdings Ltd.	9,000	13,886
Hungary 0.2%
Richter Gedeon Nyrt	3,254	91,841

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
India 8.1%
Adani Ports & Special Economic Zone Ltd.	2,688	$18,786
Ambuja Cements Ltd.	3,942	13,148
Aurobindo Pharma Ltd.	21,666	269,039
Bajaj Auto Ltd.	452	24,786
Cipla Ltd.	8,801	99,848
Colgate-Palmolive India Ltd.	666	14,644
Divi’s Laboratories Ltd.	690	31,912
Dr. Reddy’s Laboratories Ltd.	4,206	260,521
GAIL India Ltd.	171,846	295,613
HCL Technologies Ltd.	28,921	362,330
Hero MotoCorp Ltd.	4,168	185,979
Hindalco Industries Ltd.	5,960	18,373
Housing Development Finance Corp. Ltd.	925	30,111
Infosys Ltd., ADR	24,800	418,624
Ipca Laboratories Ltd.	1,456	37,003
ITC Ltd.	41,267	115,056
Larsen & Toubro Infotech Ltd., 144A	288	15,637
LIC Housing Finance Ltd.	2,645	14,331
Motherson Sumi Systems Ltd.	6,930	13,741
NTPC Ltd.	81,828	99,842
Oil & Natural Gas Corp. Ltd.	13,566	16,406
Petronet LNG Ltd.	3,153	10,238
Power Grid Corp. of India Ltd.	84,027	212,215
Reliance Industries Ltd.	9,297	235,020
Reliance Industries Ltd., 144A, GDR	2,913	147,860
Shree Cement Ltd.	58	18,102
State Bank of India*	76,917	297,197
Tata Consultancy Services Ltd.	2,016	85,872
UltraTech Cement Ltd.	616	44,967
Wipro Ltd.	52,211	297,902
		3,705,103
Indonesia 1.2%
Bank Central Asia Tbk PT	7,200	17,374
Bank Rakyat Indonesia Persero Tbk PT	316,400	94,275
Indofood Sukses Makmur Tbk PT	343,400	148,236
United Tractors Tbk PT	165,100	268,956
		528,841
Malaysia 1.7%
Hartalega Holdings Bhd	9,900	31,437
Hong Leong Bank Bhd	3,300	14,096
Kossan Rubber Industries	39,800	43,744

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Malaysia (cont’d.)
Malayan Banking Bhd	20,400	$39,371
Public Bank Bhd	80,500	83,496
Sime Darby Bhd	144,000	78,220
Supermax Corp. Bhd*	38,333	64,265
Top Glove Corp. Bhd	210,800	354,335
Westports Holdings Bhd	51,900	54,916
		763,880
Mexico 1.2%
Gruma SAB de CV (Class B Stock)	800	8,781
Grupo Financiero Inbursa SAB de CV (Class O Stock)*	12,400	11,118
Grupo Mexico SAB de CV (Class B Stock)	81,600	352,171
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	72,100	126,656
Megacable Holdings SAB de CV, UTS	16,200	58,773
		557,499
Pakistan 0.2%
Habib Bank Ltd.	57,359	51,103
MCB Bank Ltd.	25,847	31,200
		82,303
Peru 0.1%
Southern Copper Corp.	400	26,564
Philippines 0.6%
International Container Terminal Services, Inc.	5,760	14,173
PLDT, Inc.	9,460	258,372
		272,545
Poland 0.2%
Cyfrowy Polsat SA	1,590	13,026
Polskie Gornictwo Naftowe i Gazownictwo SA	48,082	72,919
		85,945
Qatar 1.1%
Masraf Al Rayan QSC	233,828	281,672
Ooredoo QPSC	43,785	100,533

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Qatar (cont’d.)
Qatar Gas Transport Co. Ltd.	28,691	$25,999
Qatar Islamic Bank SAQ	25,803	117,640
		525,844
Russia 2.8%
Inter RAO UES PJSC	1,872,000	129,527
LUKOIL PJSC	463	32,876
Magnit PJSC, GDR	9,663	144,396
Mobile TeleSystems PJSC, ADR	31,700	285,300
Rosneft Oil Co. PJSC	21,040	131,738
Sberbank of Russia PJSC, ADR	35,112	482,015
Surgutneftegas PJSC	199,000	88,023
		1,293,875
Saudi Arabia 1.6%
Al Rajhi Bank	18,760	364,964
Bank AlBilad	2,006	14,840
Jarir Marketing Co.	318	14,832
National Commercial Bank	20,248	232,494
Riyad Bank	17,284	98,282
		725,412
South Africa 4.3%
African Rainbow Minerals Ltd.	9,412	170,568
Exxaro Resources Ltd.	28,423	283,209
Growthpoint Properties Ltd., REIT	18,544	14,890
Impala Platinum Holdings Ltd.	25,726	349,976
Kumba Iron Ore Ltd.	7,408	296,759
Mr. Price Group Ltd.	28,032	319,327
MultiChoice Group	2,450	20,844
Naspers Ltd. (Class N Stock)	1,125	259,335
Old Mutual Ltd.	27,166	23,203
Shoprite Holdings Ltd.	16,048	148,653
Sibanye Stillwater Ltd.	11,424	44,199
SPAR Group Ltd. (The)	1,820	23,334
Vodacom Group Ltd.	3,570	29,114
		1,983,411
South Korea 12.7%
BNK Financial Group, Inc.*	51,721	254,183
Coway Co. Ltd.*	254	15,807

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
DB Insurance Co. Ltd.	1,497	$49,310
DL Holdings Co. Ltd.*	831	45,182
E-MART, Inc.	545	79,925
Hana Financial Group, Inc.	10,779	313,421
Hankook Tire & Technology Co. Ltd.*	392	14,385
Hyundai Glovis Co. Ltd.	108	18,279
Hyundai Mobis Co. Ltd.*	647	182,433
Kakao Corp.*	984	386,462
KB Financial Group, Inc.*	9,200	330,997
Kia Motors Corp.	5,789	424,973
Korea Investment Holdings Co. Ltd.*	247	17,918
Korea Zinc Co. Ltd.*	45	16,255
KT&G Corp.*	3,141	224,973
Kumho Petrochemical Co. Ltd.*	1,827	404,133
LG Corp.	511	45,223
LG Electronics, Inc.	2,651	362,323
Meritz Securities Co. Ltd.	67,283	211,405
NH Investment & Securities Co. Ltd.*	988	9,745
Samsung Card Co. Ltd.	294	7,811
Samsung Electro-Mechanics Co. Ltd.	275	50,102
Samsung Electronics Co. Ltd.	25,726	1,879,178
Samsung Securities Co. Ltd.	315	10,612
Seegene, Inc.	1,443	213,878
Shinhan Financial Group Co. Ltd.*	7,328	200,478
SK Hynix, Inc.	231	25,229
		5,794,620
Taiwan 13.4%
Acer, Inc.	16,000	15,461
ASE Technology Holding Co. Ltd.	18,000	58,941
Asustek Computer, Inc.	26,000	265,415
Chailease Holding Co. Ltd.	27,000	149,102
Cheng Shin Rubber Industry Co. Ltd.	10,000	14,228
Chicony Electronics Co. Ltd.	22,000	67,878
China Development Financial Holding Corp.	70,000	22,243
Chunghwa Telecom Co. Ltd.	22,000	84,790
Delta Electronics, Inc.	3,000	30,225
Eclat Textile Co. Ltd.	2,000	28,866
Evergreen Marine Corp. Taiwan Ltd.*	12,000	13,423
Fubon Financial Holding Co. Ltd.	37,000	60,137
Giant Manufacturing Co. Ltd.	2,000	19,453
Hon Hai Precision Industry Co. Ltd.	93,000	369,450
Hotai Motor Co. Ltd.	2,000	40,321
Lite-On Technology Corp.	144,000	282,252

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Taiwan (cont’d.)
MediaTek, Inc.	12,000	$374,890
Nien Made Enterprise Co. Ltd.	20,000	263,333
Novatek Microelectronics Corp.	4,000	56,159
Pegatron Corp.	56,000	157,252
Quanta Computer, Inc.	16,000	46,101
Synnex Technology International Corp.	8,000	12,910
Taiwan Semiconductor Manufacturing Co. Ltd.	151,000	3,146,241
Uni-President Enterprises Corp.	27,000	65,526
United Microelectronics Corp.	226,000	401,863
Vanguard International Semiconductor Corp.	5,000	19,951
Wistron Corp.	29,000	32,352
Yuanta Financial Holding Co. Ltd.	51,000	36,173
		6,134,936
Thailand 1.9%
Charoen Pokphand Foods PCL	319,000	289,974
Delta Electronics Thailand PCL	12,800	225,398
Kasikornbank PCL	6,400	27,047
Land & Houses PCL	45,000	11,726
PTT Exploration & Production PCL	7,500	25,910
Siam Commercial Bank PCL (The)	4,800	15,041
Thai Union Group PCL (Class F Stock)	612,800	282,202
		877,298
Turkey 1.4%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	7,487	25,384
BIM Birlesik Magazalar A/S	2,542	25,028
Eregli Demir ve Celik Fabrikalari TAS	7,497	14,680
Ford Otomotiv Sanayi A/S	16,143	317,301
Turkcell Iletisim Hizmetleri A/S	108,282	235,886
		618,279
United Arab Emirates 0.8%
Aldar Properties PJSC	20,874	19,888
Emirates Telecommunications Group Co. PJSC	9,001	48,664
First Abu Dhabi Bank PJSC	74,345	303,978
		372,530

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States 0.1%
JBS SA	5,400	$23,845

Total Common Stocks (cost $33,465,398)		44,441,059
Preferred Stocks 1.8%
Brazil 0.7%
Bradespar SA (PRFC)	1,300	14,795
Centrais Eletricas Brasileiras SA (PRFC B)	6,500	34,036
Cia Energetica de Minas Gerais (PRFC)	5,153	12,903
Cia Paranaense de Energia (PRFC B)	14,100	168,384
Gerdau SA (PRFC)	5,900	25,060
Itausa SA (PRFC)	23,700	46,002
		301,180
Chile 0.3%
Embotelladora Andina SA (PRFC B)	54,556	138,295
Russia 0.0%
Surgutneftegas PJSC (PRFC)	38,200	20,162
South Korea 0.8%
Hyundai Motor Co. (2nd PRFC)	200	18,370
Hyundai Motor Co. (PRFC)	128	12,909
LG Chem Ltd. (PRFC)	42	17,509
Samsung Electronics Co. Ltd. (PRFC)	4,771	310,975
		359,763

Total Preferred Stocks (cost $719,275)		819,400

Total Long-Term Investments (cost $34,184,673)		45,260,459

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Short-Term Investment 0.1%
U.S. Treasury Obligation(k)(n)
U.S. Treasury Bills (cost $49,997)	0.045%	03/18/21	50	$49,997

TOTAL INVESTMENTS 99.2% (cost $34,234,670)				45,310,456
Other assets in excess of liabilities(z) 0.8%				355,398

Net Assets 100.0%				$45,665,854

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
MSCI—Morgan Stanley Capital International
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
REITs—Real Estate Investment Trust
UTS—Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at January 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
4	Mini MSCI Emerging Markets Index	Mar. 2021	$265,220	$(5,448)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).